SUPPLEMENTARY PENSION PLANS (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Retirement Benefits [Member]
IfrsStatementLineItems [Line Items]
Weighted average duration (years)	9 years 5 months 19 days
2024	R$ 262,261
2025	267,610
2026	272,036
2027	276,175
2028	279,100
After 2029	R$ 1,423,064
Other Post Employment Benefits [Member]
IfrsStatementLineItems [Line Items]
Weighted average duration (years)	9 years 3 months 14 days
2024	R$ 259,278
2025	273,014
2026	277,903
2027	282,232
2028	286,256
After 2029	R$ 1,466,040